Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	06/15/12
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$186,532,661.83	0.5959510	$161,465,629.53	0.5158646	$25,067,032.30
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$669,532,661.83	0.6695327	$644,465,629.53	0.6444656	$25,067,032.30

Weighted Avg. Coupon (WAC)	4.52%		4.52%
Weighted Avg. Remaining Maturity (WARM)	48.62		47.70
Pool Receivables Balance	$721,365,828.13		$695,003,639.19
Remaining Number of Receivables	49,633		48,785

Adjusted Pool Balance	$689,735,021.23		$664,667,988.93

III. COLLECTIONS

Principal:
Principal Collections	$25,640,746.60
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$652,945.77
Total Principal Collections	$26,293,692.37

Interest:
Interest Collections	$2,682,387.31
Late Fees & Other Charges	$36,368.13
Interest on Repurchase Principal	$-
Total Interest Collections	$2,718,755.44

Collection Account Interest	$3,890.57
Reserve Account Interest	$759.58
Servicer Advances	$-

Total Collections	$29,017,097.96

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	06/15/12
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$29,017,097.96
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$34,067,687.81
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$601,138.19		$601,138.19	$601,138.19
Collection Account Interest					$3,890.57
Late Fees & Other Charges					$36,368.13
Total due to Servicer					$641,396.89

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$91,711.89		$91,711.89
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$483,097.31		$483,097.31	$483,097.31

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$27,668,122.84

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$25,067,032.30

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$25,067,032.30
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$25,067,032.30		$25,067,032.30
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$25,067,032.30		$25,067,032.30

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,601,090.54

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$31,630,806.90
Beginning Period Amount					$31,630,806.90
Current Period Amortization					$1,295,156.64
Ending Period Required Amount					$30,335,650.26
Ending Period Amount					$30,335,650.26
Next Distribution Date Amount					$29,067,778.63

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	06/15/12
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance				0.50%
Beginning Period Required Amount				$5,050,589.85
Beginning Period Amount				$5,050,589.85
Current Period Release to Collection Account				$-
Current Period Deposit				$-
Current Period Release to Depositor				$-
Ending Period Required Amount (0.5% of APB of cut-off date)				$5,050,589.85
Ending Period Amount				$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$ 20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		2.93%	3.04%	3.04%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.94%	48,269	98.83%	$686,900,941.71
30 - 60 Days	0.86%	419	0.95%	$6,600,954.46
61 - 90 Days	0.17%	85	0.19%	$1,331,821.59
91 + Days	0.02%	12	0.02%	$169,921.43
		48,785		$695,003,639.19
Total
Delinquent Receivables 61 + days past due	0.20%	97	0.22%	$1,501,743.02
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.15%	74	0.16%	$1,180,655.87
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.12%	60	0.13%	$975,783.74
Three-Month Average Delinquency Ratio	0.16%		0.17%

Repossession in Current Period		32		$537,447.06
Repossession Inventory		40		$586,654.33

Charge-Offs
Gross Principal of Charge-Off for Current Period				$721,442.34
Recoveries				$(652,945.77)
Net Charge-offs for Current Period				$68,496.57

Beginning Pool Balance for Current Period				$721,365,828.13

Net Loss Ratio				0.11%
Net Loss Ratio for 1st Preceding Collection Period				0.23%
Net Loss Ratio for 2nd Preceding Collection Period				0.21%
Three-Month Average Net Loss Ratio for Current Period				0.19%

Cumulative Net Losses for All Periods				$3,313,137.22
Cumulative Net Losses as a % of Initial Pool Balance				0.31%

Principal Balance of Extensions				$2,454,861.70
Number of Extensions				137

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